Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes:
Income taxes:

11.Income taxes:

Deferred tax expense

	December 31,	December 31,
	2020	2019

Origination and reversal of temporary differences	$(7,062)	$(6,456)
Change in unrecognized deductible temporary differences
including effect of change in tax rate of nil
in 2020 (2019 – $25)	7,062	6,456
Deferred tax expense	$—	$—

Reconciliation of effective tax rate:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Loss before income taxes:
Canadian operations	$(29,807)	$(25,757)
US operations	(1,950)	(251)
	(31,757)	(26,008)
Tax using the Company’s domestic tax rate	(8,416)	(6,918)
Change in unrecognized deductible temporary differences	7,062	6,456
Difference in tax rate of a foreign subsidiary	107	14
Effect of change in tax rate	—	25
Non-deductible stock option expense	1,270	428
Permanent differences and other items	(23)	(5)
Total income tax expense	$—	$—

The applicable statutory tax rates are 26.5% in 2020 and 26.6% in 2019. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdiction in which the Company operates. The decrease is due to the reduction of the Quebec income tax rate in 2020 from 11.6% to 11.5%.

Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities:

As at December 31, 2020 and 2019, recognized deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
Taxes losses carried forward	$183	$61	$—	$—	$183	$61
Right-of-use assets	—	—	(178)	(54)	(178)	(54)
Trade and other receivables	—	—	(5)	(7)	(5)	(7)
Tax assets (liabilities)	183	61	(183)	(61)	—	—
Set off of tax	(183)	(61)	183	61	—	—
Net tax assets (liabilities)	$—	$—	$—	$—	$—	$—

Unrecognized deferred tax assets and investment tax credits:

As at December 31, 2020 and 2019, the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized were as follows:

	December 31, 2020		December 31, 2019
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$12,576	$12,975	$7,601	$7,763

Federal research and development investment tax credits
2037	243	—	238	—
2038	365	—	357	—
2039	393	—	399	—
2040	706	—	—	—
	1,707	—	994	—

Tax losses carried forward
2032	266	166	260	162
2033	702	901	688	884
2034	645	645	633	633
2035	876	876	859	859
2036	898	898	880	880
2037	1,768	1,944	1,733	1,906
2038	3,946	3,836	3,868	3,761
2039	23,163	23,015	22,701	22,570
2040	24,711	24,500	—	—
	56,975	56,781	31,622	31,655

Capital losses	11,149	11,149	10,931	10,931

Other deductible temporary differences, without time limitation	$9,453	$9,453	$8,972	$8,972

Unrecognized deferred tax assets and investment tax credits (continued):

Deferred tax assets and investments tax credits have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom. The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.